UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4395

Smith Barney Muni Funds

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Smith Barney Fund Management LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: March 31

Date of reporting period: December 31, 2004

ITEM 1.	SCHEDULE OF INVESTMENTS

SMITH BARNEY MUNI FUNDS

FLORIDA PORTFOLIO

FORM N-Q

DECEMBER 31, 2004

FLORIDA PORTFOLIO

Schedule of Investments (unaudited)	December 31, 2004

FACE AMOUNT	RATING(a)	SECURITY	VALUE
Cogeneration Facilities - 0.7%
$1,500,000	BBB-	Martin County IDA, Indiantown, (Cogeneration Project), 7.875% due 12/15/25 (b)	$1,538,400

Education - 9.2%
3,000,000	NR	Capital Projects Finance Authority, Student Housing Revenue, Cafra Capital Corp., (Capital Projects Loan Program), Series A, 7.850% due 8/15/31 (c)	2,992,950
		Florida State Board of Education Lottery Revenue:
4,000,000	AAA	Series B, 5.250% due 7/1/15 (c)	4,437,560
5,000,000	AAA	Series C, 5.000% due 7/1/16 (c)	5,423,350
1,000,000	AAA	University of Central Florida, Athletics Association, CTFS Partnerships, Series A, FGIC-Insured, 5.250% due 10/1/34	1,058,540
2,790,000	A	Virgin Islands University Refunding & Improvement, Series A, ACA-Insured, 6.250% due 12/1/29 (c)	3,095,756
2,875,000	Baa3*	Volusia County Educational Facilities Authority Revenue, Embry-Riddle Aeronautical University, Series A, 6.125% due 10/15/16 (c)	3,030,164

			20,038,320

Escrowed to Maturity (d) - 14.4%
860,000	AAA	Bradford County Health Facilities Authority Revenue, (Santa Fe Health Care Facilities Project), 6.050% due 11/15/16	1,019,040
505,000	AAA	Cape Coral Health Facilities Authority, Hospital Revenue, (Cape Coral Medical Center Project), 8.125% due 11/1/08	567,974
620,000	Aaa*	Collier County Health Facilities Authority Revenue, 11.000% due 12/1/10	795,175
135,000	AAA	Collier County Water Revenue, AMBAC-Insured, 8.875% due 5/1/12	164,936
65,000	AAA	Dade County Special Obligation, (Miami Beach Convention Center Project), FGIC-Insured, 8.625% due 12/1/07	72,416
820,000	AAA	Dunedin Health Facilities Authority Revenue, Mease Hospital Inc., 7.600% due 10/1/08	909,519
410,000	AAA	Escambia County Capital Improvement Revenue, MBIA-Insured, 11.000% due 1/1/07	445,211
1,050,000	AAA	Florida State Broward County, 10.000% due 7/1/14	1,485,855
220,000	AAA	Fort Myers Improvement Revenue, AMBAC-Insured, 10.375% due 10/1/13	294,800
2,025,000	AAA	Gainesville Utilities System Revenue, 8.125% due 10/1/14	2,487,713
1,170,000	AAA	Hillsborough County Utility Revenue, MBIA-Insured, 9.875% due 12/1/11	1,461,213
270,000	AAA	Key West Utility Board Electric Revenue, AMBAC-Insured, 9.750% due 10/1/13	353,165
		Lee County Capital Bonds, MBIA-Insured:
205,000	AAA	9.500% due 10/1/05	216,162

See Notes to Schedule of Investments.

FLORIDA PORTFOLIO

Schedule of Investments (unaudited) (continued)	December 31, 2004

FACE AMOUNT	RATING(a)	SECURITY	VALUE
Escrowed to Maturity (d) - 14.4% (continued)
$75,000	AAA	7.400% due 10/1/09	$84,516
2,235,000	AAA	Lee County Justice Center Complex Inc., Improvement Revenue, Series A, MBIA-Insured, 11.125% due 1/1/11 (e)	2,816,100
		Lee County Southwest Regional Airport Revenue, MBIA-Insured:
1,825,000	AAA	8.625% due 10/1/09	2,112,127
1,080,000	AAA	9.625% due 10/1/09	1,280,858
40,000	AAA	Martin Memorial Hospital Association Inc., Stuart Revenue, 8.000% due 10/1/08	44,693
3,080,000	AAA	Orange County Health Facility Authority Revenue, Southern Adventist Hospital, 8.750% due 10/1/09 (c)	3,575,664
2,795,000	AAA	Palm Beach County Health Facilities Authority Revenue, (John F. Kennedy Memorial Hospital Inc. Project), Series C, 9.500% due 8/1/13 (e)	3,624,109
1,140,000	AAA	Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue, 10.250% due 7/1/09	1,374,156
55,000	AAA	Tallahassee Capital Improvement Revenue, AMBAC-Insured, 9.250% due 11/15/07	61,617
270,000	AAA	Tamarac Water & Sewer Utility Revenue, AMBAC-Insured, 9.250% due 10/1/10	326,044
2,035,000	AAA	Tampa Guaranteed Entitlement Revenue, MBIA-Insured, 9.750% due 10/1/08	2,358,769
2,465,000	AAA	Tampa Water & Sewer System Revenue Refunding, 6.900% due 10/1/16 (c)	2,999,732
240,000	AAA	West Palm Beach IDR, AMBAC-Insured, 11.375% due 6/1/11	310,786

			31,242,350

Finance - 0.5%
1,000,000	NR	Virgin Islands Public Finance Authority Revenue, Series E, 5.750% due 10/1/13	1,029,380

General Obligation - 5.3%
3,000,000	AAA	Florida State Board of Education Cap Outlay, Public Education, Series B, FGIC-Insured, 5.000% due 6/1/19 (c)	3,234,930
		Florida State Board of Education GO, Public Education,
3,220,000	AA+	Series C, 5.250% due 6/1/19 (c)	3,562,962
2,000,000	AA+	Series J, 5.000% due 6/1/33	2,060,440
2,000,000	AAA	Puerto Rico Commonwealth GO, XLCA-Insured, 8.749% due 7/1/17 (f)	2,645,200

			11,503,532

Government Facilities - 0.3%
750,000	AAA	Florida State Department of Corrections, COP, Okeechobee Correctional, AMBAC-Insured, 6.250% due 3/1/15	769,725

See Notes to Schedule of Investments.

FLORIDA PORTFOLIO

Schedule of Investments (unaudited) (continued)	December 31, 2004

FACE AMOUNT	RATING(a)	SECURITY	VALUE
Hospitals - 20.4%
$1,100,000	Aa2*	Brevard County Health Facilities Authority Revenue, (Health First Inc. Project), 2.220% due 8/1/14 (f)	$1,100,000
		Dade County IDR:
2,895,000	NR	Miami Cerebral Palsy Services Project, 8.000% due 6/1/22 (c)	2,965,522
2,355,000	AAA	Susanna Wesley Health Center, Series A, FHA-Insured, 6.625% due 7/1/30	2,408,623
2,000,000	Aaa*	Escambia County Health Facilities Authority Revenue, Florida Health Care Facility Loan, VHA Program, AMBAC-Insured, 5.950% due 7/1/20	2,043,680
3,000,000	A	Highlands County Health Facilities Authority Revenue, Hospital-Adventis, (Sunbelt-Inc. Project), Series A, 6.000% due 11/15/31 (c)	3,238,920
1,775,000	NR	Homestead IDR, Community Rehabilitation Providers Program, Series A, 7.950% due 11/1/18	1,805,228
2,490,000	NR	Lee Memorial Health System Board of Directors, Florida Hospital Revenue, FSA-Insured, 9.562% due 4/1/10 (c)(f)	3,241,980
1,000,000	BB	Miami Beach Health Facilities Authority Hospital Revenue, (Mt. Sinai Medical Center Project), Series A, 6.800% due 11/15/31	1,060,120
		Orange County Florida Health Facilities Authority Revenue Bonds:
3,000,000	A	Adventist Health Systems, 6.500% due 11/15/30 (c)	3,304,590
2,000,000	NR	First Mortgage Healthcare Facilities, 9.000% due 7/1/31	2,051,080
		Orlando Regional Healthcare System:
2,000,000	A	5.750% due 12/1/32	2,134,520
1,000,000	A	Series E, 6.000% due 10/1/26	1,066,100
2,000,000	A1*	Pinellas County Health Facilities Authority Revenue, Baycare Health System, 5.500% due 11/15/33	2,085,560
		Sarasota County Public Hospital Board Revenue, Sarasota Memorial Hospital, Series B, MBIA-Insured:
5,000,000	AAA	5.250% due 7/1/24 (c)	5,538,400
3,485,000	AAA	5.500% due 7/1/28 (c)	3,921,740
2,000,000	A	South Lake County Hospital District Revenue, South Lake Hospital Inc., Orlando Regional Healthcare, 6.000% due 10/1/22	2,129,560
		West Orange Healthcare District Revenue, Series A:
2,000,000	A	5.650% due 2/1/22	2,098,400
2,000,000	A	5.800% due 2/1/31	2,083,360

			44,277,383

Housing: Multi-Family - 5.9%
345,000	AAA	Clearwater MFH Revenue, (Drew Gardens Project), Series A, FHA-Insured, 6.500% due 10/1/25	346,490
		Florida HFA:
1,085,000	AAA	Antigue Club Apartments, Series A-1, AMBAC-Insured, 6.750% due 8/1/14 (b)	1,108,273

See Notes to Schedule of Investments.

FLORIDA PORTFOLIO

Schedule of Investments (unaudited) (continued)	December 31, 2004

FACE AMOUNT	RATING(a)	SECURITY	VALUE
Housing: Multi-Family - 5.9% (continued)
$2,900,000	BB+	Sr. Lien, Series I-1, 6.625% due 7/1/28 (b)	$2,557,452
1,000,000	BBB	The Vineyards Project, Series H, 6.500% due 11/1/25	1,023,620
		Florida Housing Finance Corporate Revenue:
1,500,000	Aaa*	Augustine Club Apartment, Series D, MBIA-Insured, 5.750% due 10/1/30	1,585,725
975,000	Ba3*	Series D-2, 8.250% due 10/1/30	926,933
1,470,000	AAA	Lee County HFA, MFH Revenue, (Brittany Phase II Project), Series A, FNMA-Collateralized, 6.100% due 12/1/32 (b)	1,563,404
1,000,000	AAA	Oceanside Housing Development Corp., MFH Mortgage Revenue, FHA-Insured, 6.875% due 2/1/20	1,000,330
2,065,000	Aaa*	Orange County HFA, MFH Revenue, RHA/Affordable Housing III, Series A, MBIA-Insured, 6.200% due 7/1/20	2,124,658
500,000	A+	Pasco County HFA, Multi-Family Revenue, (Pasco Woods Apartments Project), Series A, 5.700% due 8/1/19 (b)	521,035

			12,757,920

Housing: Single-Family - 1.1%
720,000	Aaa*	Brevard County HFA, Single-Family Mortgage Revenue, GNMA/FNMA-Collateralized, 6.400% due 9/1/23 (b)	734,270
		Dade County HFA, Series A, GNMA/FNMA-Collateralized:
415,000	Aaa*	Home Ownership Mortgage Revenue, 6.375% due 4/1/33 (b)	429,413
835,000	AAA	Single-Family Mortgage Revenue, 6.700% due 4/1/28 (b)	854,105
95,000	AAA	Leon County HFA, Single-Family Mortgage Revenue, Multi-County Program, Series B, GNMA/FHLMC-Collateralized, 7.300% due 1/1/28 (b)	96,758
285,000	AAA	Virgin Islands HFA, Single-Family Mortgage Revenue, Series A, GNMA-Collateralized, 6.500% due 3/1/25 (b)	291,119

			2,405,665

Industrial Development - 2.5%
4,000,000	NR	Hillsborough County IDA, Exempt Facility Revenue, National Gypsum, Series A, 7.125% due 4/1/30 (b)(c)	4,396,640
990,000	NR	Orlando Florida Urban Community Development District, Series A, 6.950% due 5/1/33	1,060,666

			5,457,306

Lifecare Systems - 0.5%
1,000,000	BBB**	St. John’s County IDA, First Mortgage Revenue, Presbyterian Retirement, Series A, 5.625% due 8/1/34	1,019,510

Miscellaneous - 14.1%
2,685,000	NR	Bonita Springs Vasari Capital Improvement, Series A, 6.950% due 5/1/32 (c)	2,895,907
2,000,000	NR	Bonnet Creek Resort Community Development District, Florida Special Assessment, 7.375% due 5/1/34	2,132,020
		Capital Region Community Development District Revenue, Capital Improvement, Series A-2:
965,000	NR	6.850% due 5/1/31	1,036,786
990,000	NR	6.700% due 5/1/32	1,063,032

See Notes to Schedule of Investments.

FLORIDA PORTFOLIO

Schedule of Investments (unaudited) (continued)	December 31, 2004

FACE AMOUNT	RATING(a)	SECURITY	VALUE
Miscellaneous - 14.1% (continued)
$2,000,000	NR	Capital Trust Agency Revenue, Seminole Tribe Convention, Series A, 8.950% due 10/1/33	$2,326,340
1,970,000	NR	Century Parc Community Development District, Florida Special Assessment, 7.000% due 11/1/31	2,079,591
2,570,000	NR	Mediterra North Community Development District, Capital Improvement Revenue, 6.800% due 5/1/31 (c)	2,744,503
1,200,000	AAA	North Springs Improvement District, MBIA-Insured, 7.000% due 10/1/09	1,428,024
323,000	AAA	Osceola County IDA Revenue, (Community Provider Pooled Loan Program), Series A, FSA-Insured, 7.750% due 7/1/10	324,059
2,465,000	NR	Panther Trace Florida Community Development District, Special Assessment, Series A, 7.250% due 5/1/33	2,687,097
2,500,000	AAA	Port Palm Beach District Revenue, Capital Appreciation, Series A, MBIA-Insured, zero coupon bond to yield 5.600%, due 9/1/21	988,375
1,200,000	BBB+	Puerto Rico Housing Bank & Finance Agency, 7.500% due 12/1/06	1,273,248
990,000	NR	Renaissance Community Development District, Florida Capital Improvement Revenue, Series A, 7.000% due 5/1/33	1,066,062
2,455,000	NR	Reunion East Community Development District, Florida Special Assessment, Series A, 7.375% due 5/1/33	2,654,665
1,490,000	NR	Rivercrest Community Development District, Special Assessment Revenue, 7.000% due 5/1/32	1,598,621
1,000,000	NR	Sumter Landing Community Development District, Florida Special Assessment Revenue, 6.875% due 5/1/23	1,052,920
2,000,000	A	Virgin Islands Public Finance Authority Revenue, Series A, ACA-Insured, 5.500% due 10/1/18	2,113,200
1,115,000	NR	Waterchase Community Development District, Capital Improvement Revenue, 6.700% due 5/1/32	1,184,242

			30,648,692

Pollution Control - 0.6%
1,390,000	BB+	Putnam County Development Authority PCR, Georgia Pacific Corp. 1984, 7.000% due 12/1/05	1,410,183

Pre-Refunded (g) - 2.4%
1,000,000	Aaa*	Polk County Transportation Improvement Revenue, FSA-Insured, (Call 12/1/10 @ 101), 5.250% due 12/1/22	1,133,370
3,220,000	AAA	West Coast Regional Water Supply Authority, Capital Improvement Revenue, AMBAC-Insured, (Call 10/1/10 @ 100), 10.400% due 10/1/13 (c)	4,152,576

			5,285,946

Public Facilities - 2.6%
		Florida Municipal Loan Council Revenue, MBIA-Insured:
1,625,000	AAA	5.250% due 11/1/18	1,824,501
1,805,000	AAA	Series C, 5.250% due 11/1/20	2,005,680
		Tampa Sports Authority Revenue, (Tampa Bay Arena Project), MBIA-Insured:
500,000	AAA	6.050% due 10/1/20	618,825

See Notes to Schedule of Investments.

FLORIDA PORTFOLIO

Schedule of Investments (unaudited) (continued)	December 31, 2004

FACE AMOUNT	RATING(a)	SECURITY	VALUE
Public Facilities - 2.6% (continued)
$1,000,000	AAA	6.100% due 10/1/26	$1,234,670

			5,683,676

Tax Allocation - 1.0%
1,000,000	A-	Miami Beach Redevelopment Agency Tax Increment Revenue, City Center-Historic Convention, Series B, 6.350% due 12/1/22	1,060,060
1,000,000	AAA	Tampa Florida Utility and Tax & Special Revenue, Series A, AMBAC-Insured, 5.250% due 10/1/21	1,086,310

			2,146,370

Transportation - 4.8%
500,000	CC	Hillsborough County Aviation Authority Revenue, Special Purpose, (Delta Airlines Project), 6.800% due 1/1/24	268,460
5,000,000	AAA	Miami-Dade County Expressway Authority Toll System Revenue, Series B, FGIC-Insured, 5.000% due 7/1/29 (c)	5,171,800
		Sanford Airport Authority IDR, (Central Florida Terminals Inc. Project):
		Series A:
1,000,000	NR	7.500% due 5/1/15 (b)	782,350
2,000,000	NR	7.750% due 5/1/21 (b)	1,510,060
645,000	NR	Series C, 7.500% due 5/1/21 (b)	487,072
		Santa Rosa Bay Bridge Authority Revenue:
1,085,000	B-	6.250% due 7/1/28	972,377
5,000,000	B-	Capital Appreciation, zero coupon bond to yield 12.080% due 7/1/17	1,228,350

			10,420,469

Utilities - 9.5%
3,000,000	AAA	Escambia County Utility System Authority, Revenue Bonds, Series B, FGIC-Insured, 6.250% due 1/1/15 (c)	3,617,280
2,500,000	AA	Orlando Florida Utilities Community Water & Electricity Revenue, 5.250% due 10/1/19	2,742,375
2,100,000	AAA	Palm Coast Florida Utility System Revenue, MBIA-Insured, 5.000% due 10/1/27	2,179,653
2,025,000	Aaa*	Polk County Utilities System Revenue, FGIC-Insured, 5.000% due 10/1/24	2,131,738
3,000,000	AAA	Puerto Rico Electric Power Authority Revenue, MBIA-Insured, 5.375% due 7/1/19 (c)	3,355,110
		Sunrise Utility System Revenue Refunding, AMBAC-Insured:
3,000,000	AAA	5.200% due 10/1/22 (c)	3,353,880
2,000,000	AAA	5.000% due 10/1/28	2,091,060
1,000,000	AAA	Village Center Community Development, Utility Revenue Bonds, MBIA-Insured, 5.250% due 10/1/23	1,089,930

			20,561,026

Water & Sewer - 2.2%
2,250,000	Aaa*	Miami-Dade County Florida Stormwater Utility Revenue, MBIA-Insured, 5.000% due 4/1/28	2,337,593

See Notes to Schedule of Investments.

FLORIDA PORTFOLIO

Schedule of Investments (unaudited) (continued)	December 31, 2004

FACE AMOUNT	RATING(a)	SECURITY	VALUE
Water & Sewer - 2.2% (continued)
$2,320,000	NR	Port St. Lucie Special Assessment Revenue, South Lennard, Series A, 7.125% due 9/1/21	$2,417,440

			4,755,033

		TOTAL INVESTMENTS - 98.0% (Cost - $203,203,016***)	212,950,886
		Other Assets in Excess of Liabilities - 2.0%	4,436,567

		TOTAL NET ASSETS - 100.0%	$217,387,453

(a)	All ratings are by Standard & Poor’s Ratings Service, except those identified by an asterisk (*) which are rated by Moody’s Investors Service, Inc. and those identified by a double asterisk (**), which are rated by Fitch Ratings.

(b)	Income from these issues is considered a preference item for purposes of calculating the alternative minimum tax.

(c)	All or a portion of this security is segregated for open futures contracts.

(d)	Bonds are escrowed to maturity by U.S. government securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(e)	All or a portion of this security is held as collateral for open futures contracts.

(f)	Inverse floating rate security - coupon varies inversely with level of short-term tax-exempt interest rates.

(g)	Pre-Refunded bonds are escrowed with government securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

***	Aggregate cost for federal income tax purposes is substantially the same.

See pages 8 through 10 for definitions of ratings and certain abbreviations.

See Notes to Schedule of Investments.

Bond Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA — Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differs from the highest rated issue only in a small degree.

A — Bonds rated “A” have a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB, B, CCC, CC and C — Bonds rated “BB” “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

Moody’s Investors Service (“Moody’s”) — Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa — Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa — Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

Bond Ratings (unaudited) (continued)

A — Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa — Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

B — Bonds that are rated “B” generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa — Bonds rated “Caa” are of poor standing. These issues may be in default, or present elements of danger may exist with respect to principal or interest.

Fitch Ratings (“Fitch”) — Ratings from “A” to “CCC” may be modified by the addition of a plus (+) or a minus (-) sign to show relative standings with the major ratings categories.

AAA — Bonds rated “AAA” by Fitch have the lowest expectation of credit risk. The obligor has an exceptionally strong capacity for timely payment of financial commitments which is highly unlikely to be adversely affected by foreseeable events.

A — Bonds rated “A” have a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB — Bonds rated “BBB” currently have a low expectation of credit risk. The capacity for timely payment of financial commitments is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to impair this capacity. This is the lowest investment grade category assigned by Fitch.

BB — Bonds rated “BB” carry the possibility of credit risk developing, particularly as the result of adverse economic change over time. Business or financial alternatives may, however, be available to allow financial commitments to be met. Securities rated in this category are not considered by Fitch to be investment grade.

CCC, CC and C — Bonds rated “CCC”, “CC” and “C” carry the real possibility of defaulting. The capacity CC and C to meet financial commitments depends solely on a sustained, favorable business and economic environment. Default of some kind on bonds rated “CC” appears probable, a “C” rating indicates imminent default.

NR — Indicates that the bond is not rated by Standard & Poor’s, Moody’s or Fitch.

Short-Term Security Ratings (unaudited)

SP-1 — Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1 — Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG 1 — Moody’s highest rating for issues having a demand feature — VRDO.

P-1 — Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.

Abbreviations* (unaudited)

ACA —American Capital Assurance	GO —General Obligation
AIG —American International Guaranty	HFA —Housing Finance Authority
AMBAC —Ambac Assurance Corporation	IDA —Industrial Development Agency
CONNIE LEE —College Construction Loan Insurance Association	IDR —Industrial Development Revenue
COP —Certificate of Participation	INFLOS —Inverse Floaters
FGIC —Financial Guaranty Insurance Company	LOC —Letter of Credit
FHA —Federal Housing Administration	MBIA —Municipal Bond Investors Assurance Corporation
FHLMC —Federal Home Loan Mortgage Corporation	MFH —Multi-Family Housing
FNMA —Federal National Mortgage Association	PCFA —Pollution Control Financing Authority
FSA —Financial Security Assurance	PCR —Pollution Control Revenue
GEMICO —General Electric Mortgage Insurance Company	RIBS —Residual Interest Bonds
GIC —Guaranteed Investment Contract	VRDD —Variable Rate Demand Note
GNMA —Government National Mortgage	VRWE —Variable Rate Wednesday Demand
XLCA —XL Capital Assurance
CTFS —Certificates

*	Abbreviations may or may not appear in the Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

The Florida Portfolio (“Fund”), a separate non-diversified investment fund of the Smith Barney Muni Funds (“Trust”), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Securities are valued at the mean between the quoted bid and asked prices provided by an independent pricing service that are based on transactions in municipal obligations, quotations from municipal bond dealers, market transactions in comparable securities and various relationship between securities. When market quotations are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates value.

(b) Futures Contracts. The Fund may enter into futures contracts to the extent permitted by its investment policies and objectives. Upon entering into a futures contract, the Fund is required to deposit cash or securities as initial margin. Additional securities are also segregated up to the current market value of the futures contracts. Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying financial instrument, are made or received by the Fund each day (daily variation margin) and are recorded as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts. The Fund enters into such contracts typically to hedge a portion of the portfolio. The risks associated with entering into futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, investing in futures contracts involves the risk that the Fund could lose more than the original margin deposit and subsequent payments required for a futures transaction.

(c) Portfolio Concentration. Since the Fund invests primarily in obligations of issuers within Florida, it is subject to possible concentration risks associated with economic, political, or legal developments or industrial or regional matters specifically affecting Florida.

(d) Security Transactions. Security transactions are accounted for on a trade date basis.

Notes to Schedule of Investments (unaudited) (continued)

2. Investments

At December 31, 2004, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$12,200,966
Gross unrealized depreciation	(2,453,096)

Net Unrealized Appreciation	$9,747,870

At December 31, 2004, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Loss
Contracts to Sell:
20 Year, 6.000% U.S. Treasury Bond	700	3/05	$76,650,000	$78,750,000	$(2,100,000)

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Smith Barney Muni Funds

By:	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	February 25, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	February 25, 2005

By:	/s/ ROBERT J. BRAULT
Robert J. Brault
Chief Financial Officer

Date:	February 25, 2005